UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 2.1%
Burger King Holdings Inc.	177,000	$3,763,020
Marcus Corp.	190,600	2,475,894
McDonald’s Corp.	107,000	7,139,040

Total Hotels, Restaurants & Leisure		13,377,954

Internet & Catalog Retail - 0.4%
Amazon.com Inc.	20,550	2,789,251	*

Media - 4.2%
Cablevision Systems Corp., New York Group, Class A Shares	165,470	3,994,446
Comcast Corp., Class A Shares	505,420	9,512,004
Walt Disney Co.	405,160	14,144,136

Total Media		27,650,586

Specialty Retail - 2.0%
Home Depot Inc.	233,950	7,568,282
Staples Inc.	245,550	5,743,415

Total Specialty Retail		13,311,697

TOTAL CONSUMER DISCRETIONARY		57,129,488

CONSUMER STAPLES - 12.0%
Beverages - 1.4%
Coca-Cola Co.	57,070	3,138,850
PepsiCo Inc.	91,000	6,020,560

Total Beverages		9,159,410

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	90,420	3,305,755
Wal-Mart Stores Inc.	374,900	20,844,440

Total Food & Staples Retailing		24,150,195

Food Products - 3.3%
General Mills Inc.	79,800	5,649,042
H.J. Heinz Co.	119,840	5,465,902
Kraft Foods Inc., Class A Shares	331,603	10,027,675

Total Food Products		21,142,619

Household Products - 3.6%
Kimberly-Clark Corp.	150,300	9,450,864
Procter & Gamble Co.	224,836	14,225,374

Total Household Products		23,676,238

TOTAL CONSUMER STAPLES		78,128,462

ENERGY - 9.2%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	14,580	925,247
Weatherford International Ltd.	193,900	3,075,254	*

Total Energy Equipment & Services		4,000,501

Oil, Gas & Consumable Fuels - 8.6%
BP PLC, ADR	125,300	7,150,871
Cenovus Energy Inc.	43,964	1,152,296
El Paso Corp.	607,940	6,590,070
EnCana Corp.	29,734	922,646
Exxon Mobil Corp.	299,855	20,084,288
Newfield Exploration Co.	133,542	6,950,861	*
Petrohawk Energy Corp.	192,700	3,907,956	*
Petroleo Brasileiro SA, ADR	57,680	2,566,183
Spectra Energy Corp.	296,103	6,671,201

Total Oil, Gas & Consumable Fuels		55,996,372

TOTAL ENERGY		59,996,873

EXCHANGE TRADED FUNDS - 1.2%
SPDR Gold Trust	71,510	7,791,015	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
FINANCIALS - 13.4%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	73,800	$2,278,944
Charles Schwab Corp.	285,000	5,326,650

Total Capital Markets		7,605,594

Commercial Banks - 0.6%
Wells Fargo & Co.	131,400	4,089,168

Diversified Financial Services - 3.2%
Bank of America Corp.	564,860	10,082,751
JPMorgan Chase & Co.	246,928	11,050,028

Total Diversified Financial Services		21,132,779

Insurance - 5.5%
Berkshire Hathaway Inc., Class A Shares	107	13,032,600	*
Travelers Cos. Inc.	417,920	22,542,605

Total Insurance		35,575,205

Real Estate Investment Trusts (REITs) - 2.3%
Annaly Capital Management Inc.	522,040	8,968,647
Chimera Investment Corp.	1,615,000	6,282,350

Total Real Estate Investment Trusts (REITs)		15,250,997

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	271,260	3,908,857	*

TOTAL FINANCIALS		87,562,600

HEALTH CARE - 10.0%
Biotechnology - 0.9%
Amgen Inc.	97,650	5,835,564	*

Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	97,070	2,807,264

Pharmaceuticals - 8.7%
Abbott Laboratories	165,719	8,730,077
Bristol-Myers Squibb Co.	176,960	4,724,832
Johnson & Johnson	329,590	21,489,268
Merck & Co. Inc.	117,900	4,403,565
Novartis AG, ADR	180,120	9,744,492
Pfizer Inc.	298,200	5,114,130
Roche Holding AG	15,100	2,448,881

Total Pharmaceuticals		56,655,245

TOTAL HEALTH CARE		65,298,073

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.7%
Boeing Co.	24,660	1,790,563
Honeywell International Inc.	120,990	5,477,217
Raytheon Co.	179,340	10,243,901

Total Aerospace & Defense		17,511,681

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	149,740	9,644,754

Commercial Services & Supplies - 2.4%
Covanta Holding Corp.	172,410	2,872,351	*
Waste Management Inc.	368,250	12,678,847

Total Commercial Services & Supplies		15,551,198

Construction & Engineering - 0.5%
Quanta Services Inc.	164,530	3,152,395	*

Industrial Conglomerates - 6.8%
3M Co.	96,990	8,105,454
General Electric Co.	643,990	11,720,618
McDermott International Inc.	193,030	5,196,368	*
Tyco International Ltd.	171,370	6,554,903
United Technologies Corp.	180,750	13,305,007

Total Industrial Conglomerates		44,882,350

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
Machinery - 0.8%
Eaton Corp.	70,020	$5,305,415

Road & Rail - 0.4%
Norfolk Southern Corp.	49,270	2,753,700

TOTAL INDUSTRIALS		98,801,493

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.8%
Cisco Systems Inc.	540,625	14,072,469	*
QUALCOMM Inc.	106,340	4,465,216

Total Communications Equipment		18,537,685

Computers & Peripherals - 4.0%
Apple Inc.	36,810	8,647,773	*
EMC Corp.	184,010	3,319,540	*
Hewlett-Packard Co.	108,530	5,768,370
International Business Machines Corp.	67,030	8,596,598

Total Computers & Peripherals		26,332,281

Internet Software & Services - 2.8%
eBay Inc.	132,370	3,567,372	*
Google Inc., Class A Shares	15,834	8,978,036	*
VeriSign Inc.	220,605	5,737,936	*

Total Internet Software & Services		18,283,344

IT Services - 2.2%
Automatic Data Processing Inc.	163,580	7,274,402
Visa Inc.	74,960	6,823,609

Total IT Services		14,098,011

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	413,655	9,207,960
Texas Instruments Inc.	100,340	2,455,320

Total Semiconductors & Semiconductor Equipment		11,663,280

Software - 4.4%
Citrix Systems Inc.	87,190	4,138,909	*
Intuit Inc.	47,050	1,615,697	*
Microsoft Corp.	537,350	15,728,235
Oracle Corp.	282,500	7,257,425

Total Software		28,740,266

TOTAL INFORMATION TECHNOLOGY		117,654,867

MATERIALS - 4.7%
Chemicals - 4.4%
Celanese Corp., Series A Shares	264,660	8,429,421
E.I. du Pont de Nemours & Co.	86,900	3,236,156
Ecolab Inc.	76,000	3,340,200
Monsanto Co.	65,170	4,654,441
PPG Industries Inc.	142,450	9,316,230

Total Chemicals		28,976,448

Paper & Forest Products - 0.3%
International Paper Co.	62,800	1,545,508

TOTAL MATERIALS		30,521,956

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	360,840	9,324,106
Verizon Communications Inc.	151,360	4,695,187

Total Diversified Telecommunication Services		14,019,293

Wireless Telecommunication Services - 0.5%
American Tower Corp., Class A Shares	73,860	3,147,174	*

TOTAL TELECOMMUNICATION SERVICES		17,166,467

UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NRG Energy Inc.	237,681	4,967,533	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $488,628,218)				$625,018,827

SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - $27,557,008; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/5/10 to 4/23/29; Market value - $28,108,173) (Cost - $27,557,000)	0.010%	4/1/10	$27,557,000	27,557,000

TOTAL INVESTMENTS - 99.9% (Cost - $516,185,218#)				652,575,827
Other Assets in Excess of Liabilities - 0.1%				606,925

TOTAL NET ASSETS - 100%				$653,182,752

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$625,018,827	—	—	$625,018,827

Short-term investment†	—	$27,557,000	—	27,557,000

Total investments	$625,018,827	$27,557,000	—	$652,575,827

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$148,001,059
Gross unrealized depreciation	(11,610,450)

Net unrealized appreciation	$136,390,609

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	May 26, 2010